FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$11,684	$-	$11,684
Equity fund	231	-	-	231

Total financial assets	$231	$11,684	$-	$11,915

Liabilities:
Contingent consideration	$-	$-	$382	$382

Total financials liabilities	$-	$-	$382	$382

	December 31, 2015
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$11,584	$-	$11,584
Equity fund	235	-	-	235

Total financial assets	$235	$11,584	$-	$11,819

Liabilities:
Contingent consideration	$-	$-	$1,220	$1,220

Total financials liabilities	$-	$-	$1,220	$1,220

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

	December 31,
	2014	2015

Opening balance	$3,981	$382
Increase in contingent consideration	250	1,048
Payment of contingent consideration	(3,053)	(166)
Change in fair value of contingent consideration	(948)	3
Amortization of interest and exchange rate	152	(47)

Closing balance	$382	$1,220